Performance Unit Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued compensation and related payroll tax expense	$ 20.4
Performance Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base value of performance unit plan	$ 0.15
Vesting Period		4 years
Annual vesting percentage		25.00%
Duration that awards vest monthly after first year		36 months
Outstanding awards		1,404,812	1,551,649	939,317	271,333
Number of performance unit vested	1,057,772
Performance Unit Plan | Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards		329,176